UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended:      December 31, 2012
                                                   -----------------
Check here if Amendment [ ]; Amendment Number:
                                                   -----------------

     This Amendment (check only one):  [  ] is a restatement
                                       [  ] add new holdings entries

Institutional Investment Manager Filing this Report:

Name:           Burroughs Hutchinson Inc
                -------------------------------------------
Address:        877 W Main St Ste 602
                -------------------------------------------
                Boise ID 83702
                -------------------------------------------

Form 13F File Number:   028-07788
                        ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:


Name:           Jill Wilson
                -----------------------
Title:          Chief Operating Officer
                -----------------------
Phone:          208-343-7556
                -----------------------

Signature, Place and Date of Signing:


            Jill Wilson               Boise, ID               01/28/2013
      -------------------------     ---------------------     ----------------
             [Signature]                [City, State]              [Date]

Report Type (Check only one)
----------------------------


[X] 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:



Number of Other Included Managers:                        0
                                                 --------------------

Form 13F Information Table Entry Total:                  74
                                                 --------------------

Form 13F Information Table Value Total:               142,177
                                                 --------------------
                                                     (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Company                     COM              88579Y101      309     3325 SH       Sole                     3325
Abbott Labs                    COM              002824100     1418    21650 SH       Sole                    21650
Ameren Corp                    COM              023608102      766    24925 SH       Sole                    24925
Apache Corp                    COM              037411105      328     4180 SH       Sole                     4180
Apollo Investment Corp         COM              03761u106     1606   192050 SH       Sole                   192050
Archer - Daniels               COM              039483102     3120   113900 SH       Sole                   113900
Ares Capital Corp              COM              04010l103      175    10000 SH       Sole                    10000
BP p.l.c                       COM              055622104     4089    98200 SH       Sole                    98200
Bed Bath & Beyond              COM              075896100     2672    47800 SH       Sole                    47800
CVS Caremark                   COM              126650100     4138    85575 SH       Sole                    85575
Cameron International          COM              13342b105     1484    26280 SH       Sole                    26280
Cardinal Health                COM              14149y108     2851    69225 SH       Sole                    69225
Caterpillar Inc.               COM              149123101     2803    31275 SH       Sole                    31275
Check Point Software           COM              M22465104      476    10000 SH       Sole                    10000
ChevronTexaco Corp             COM              166764100     3326    30760 SH       Sole                    30760
Cisco Systems Inc              COM              17275r102     4016   204400 SH       Sole                   204400
Coach Inc                      COM              189754104     1271    22900 SH       Sole                    22900
Costco Companies               COM              22160k105     3949    40000 SH       Sole                    40000
Danaher Corp                   COM              235851102     1084    19400 SH       Sole                    19400
Deere & Co.                    COM              244199105     2986    34550 SH       Sole                    34550
Dillards Inc                   COM              254067101      838    10000 SH       Sole                    10000
Dover Corp.                    COM              260003108     1398    21275 SH       Sole                    21275
ENSCO Intl                     COM              G3157S106     7062   119125 SH       Sole                   119125
Eaton Corp                     COM              278058102     3293    60775 SH       Sole                    60775
Energizer Holdings             COM              29266R108     2159    27000 SH       Sole                    27000
Express Scripts                COM              30219g108     1733    32100 SH       Sole                    32100
FedEx                          COM              31428x106     2719    29650 SH       Sole                    29650
Fifth Street Finance           COM              31678a103      156    15000 SH       Sole                    15000
Gardner Denver                 COM              365558105     1117    16300 SH       Sole                    16300
General Dynamics               COM              369550108      249     3600 SH       Sole                     3600
General Electric               COM              369604103      734    34965 SH       Sole                    34965
Goldman Sachs                  COM              38141g104     1410    11050 SH       Sole                    11050
Guess Inc.                     COM              401617105      218     8900 SH       Sole                     8900
Halliburton Co                 COM              406216101      815    23500 SH       Sole                    23500
Hess Corp                      COM              42809h107     2059    38875 SH       Sole                    38875
Int'l Business Mach.           COM              459200101     4263    22255 SH       Sole                    22255
Intel Corp.                    COM              458140100     2111   102360 SH       Sole                   102360
J.P. Morgan Chase              COM              46625H100     3475    79026 SH       Sole                    79026
Johnson & Johnson              COM              478160104     3462    49380 SH       Sole                    49380
Kohl's Corp                    COM              500255104     1659    38600 SH       Sole                    38600
L-3 Communications             COM              502424104     2163    28226 SH       Sole                    28226
Lockheed Martin                COM              539830109      221     2400 SH       Sole                     2400
Marathon Oil                   COM              565849106     1617    52750 SH       Sole                    52750
Metlife Inc                    COM              59156r108     2961    89900 SH       Sole                    89900
Microsoft                      COM              594918104     5714   213928 SH       Sole                   213928
Mountain West Finl             COM              62450b100      470    60600 SH       Sole                    60600
Oracle Systems                 COM              68389X105     1873    56200 SH       Sole                    56200
PennantPark Invt Corp          COM              708062104     1573   143098 SH       Sole                   143098
Pepsico Inc.                   COM              713448108     3458    50530 SH       Sole                    50530
Procter & Gamble               COM              742718109     2440    35935 SH       Sole                    35935
Qualcomm Inc                   COM              747525103     3215    51980 SH       Sole                    51980
Raytheon Company               COM              755111507     1007    17500 SH       Sole                    17500
SPDR Trust                     COM              78462f103      225     1583 SH       Sole                     1583
Scana Corp                     COM              80589m102      616    13500 SH       Sole                    13500
Schlumberger Ltd               COM              806857108     4569    65925 SH       Sole                    65925
Solar Capital                  COM              83413u100      311    13000 SH       Sole                    13000
Staples Inc.                   COM              855030102      152    13300 SH       Sole                    13300
State Street Corp              COM              857477103     1771    37670 SH       Sole                    37670
Stryker Corp                   COM              863667101     3119    56900 SH       Sole                    56900
TICC Capital                   COM              87244t109     1013   100054 SH       Sole                   100054
Target Corp                    COM              87612e106     2310    39040 SH       Sole                    39040
Tidewater Inc                  COM              886423102     1675    37500 SH       Sole                    37500
Transocean Ltd                 COM              040674667     2036    45600 SH       Sole                    45600
Union Pacific                  COM              907818108     1257    10000 SH       Sole                    10000
Wells Fargo                    COM              949746101     1827    53450 SH       Sole                    53450
Zimmer Holdings                COM              98956P102     3893    58400 SH       Sole                    58400
Vanguard REIT ETF              COM              922908553      658    10000 SH       Sole                    10000
FPC Capital I 7.10%            PRD              302552203      636    24900 SH       Sole                    24900
Harris Pref 7.375%             PRD              414567206     1263    50100 SH       Sole                    50100
JP Morgan X 7.0%               PRD              46623d200     1143    44800 SH       Sole                    44800
Merrill IV 7.12%               PRD              59021g204     1237    49550 SH       Sole                    49550
Merrill V 7.28%                PRD              59021k205      461    18400 SH       Sole                    18400
Morgan Stanley VI 6.60%        PRD              617461207      252    10000 SH       Sole                    10000
Ryl Bk Scotland 7.25%          PRD              780097879     1244    51300 SH       Sole                    51300